Long-Term Receivables and Other Assets	6 Months Ended
Jun. 30, 2023
Long-Term Receivables and Other Assets [Abstract]
Long-term receivables and other assets
7.	Long-term receivables and other assets

($000s)	June 30, 2023	December 31, 2022
BC Hydro [1]	82,150	38,500
Canadian Exploration Expenses (Note 17)	9,337	9,337
British Columbia Mineral Exploration Tax Credit [2]	3,866	3,866
	95,353	51,703

1)	During the first quarter in 2023, the Company paid $43.6 million (as at December 31, 2022, $38.5 million) to British Columbia Hydro and Power Authority (“BC Hydro”) as advance payment made pursuant to the Company signing a facilities agreement with BC Hydro covering the design and construction of facilities to supply hydro-sourced electricity to the KSM project.

2)	During 2016, upon the completion of an audit of the application by tax authorities of the British Columbia Mineral Exploration Tax Credit (“BCMETC”) program, the Company was reassessed $3.6 million, including accrued interest for expenditures that the tax authority has categorized as not qualifying for the BCMETC program. The Company recorded a $3.6 million provision within non-trade payables and accrued expenses on the consolidated statements of financial position as at December 31, 2016 with a corresponding increase in mineral interests. In 2017 the Company filed an objection to the reassessment with the appeals division of the tax authorities and paid one-half of the accrued balance to the Receiver General and reduced the provision by $1.8 million. In 2019, the Company received a decision from the appeals division that the Company’s objection was denied, and the Company filed a Notice of Appeal with the British Columbia Supreme Court. The Attorney General of Canada replied to the facts and arguments in the Company’s Notice of Appeal and stated its position that the Company’s expenditures did not qualify for the BCMETC program. During the first quarter of 2023, the Company completed discovery process with the Department of Justice and will continue to move the appeal process forward, including settling an agreed statement of facts and settling court dates for the hearing. The Company intends to continue to fully defend its position. Based on the facts and circumstances of the Company’s objection, the Company concludes that it is more likely than not that it will be successful in its objection. As at June 30, 2023, the Company has paid $1.6 million to the Receiver General, and the Canada Revenue Agency (CRA) has withheld $2.3 million of HST credits due to the Company that would fully cover the residual balance, including interest, should the Company be unsuccessful in its challenge. The amount recorded in long-term receivables as of June 30, 2023 of $3.9 million includes the initial reassessment of $3.6 million, plus accrued interest.